RESTRICTED CASH (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Game Licenses [Member] USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Payments for game license	$ 98,094	$ 1,565,294	$ 13,666,768		$ 15,000,000
Deposit in connection with game license agreement	21,900,000
Current portion of deposit	10,900,000
Short-term bank loan	42,428,890			260,000,000
Restricted cash	$ 53,375,960			260,000,000